INCOME TAXES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Net loss before income tax	$ 79,361	$ 17,361
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	$ 21,428	$ 4,687
Tax effect of:
Permanent differences and other	(568)	(2,006)
Impact of Investment in Big Ridge Gold Corp.	0	(3,188)
Impact of Cameron Gold held for sale	(2,980)	0
Impact of disposal of subsidiaries	1,205	0
Flow-through eligible expenditures	(1,917)	(1,400)
Share issue costs	433	151
Difference in tax rates in foreign jurisdictions	(350)	(2)
Flow-through share premium liability	1,442	2,047
Changes in unrecognized deferred tax assets	(17,251)	1,758
Income tax recovery (expense)	$ 1,442	$ 2,047